TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Trade Receivables and Other Current Assets
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2024	2023
Trade receivables	$462	$503
Collateral deposits(1)	196	169
Short term deposits and advances	88	2
Prepaids and other	50	76
Income tax receivables	37	57
Inventory	35	65
Other short-term receivables	65	83
	$933	$955
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company’s risk management strategy.